Schedule of amount due from related parties (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]			¥ 444
Halodo Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2]		16,382	16,755
Fuzhou Rongheng Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]			508
Smart Frontier Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			20,343
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 5,252	¥ 36,725	¥ 17,707

[1]	PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.
[2]	Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.
[3]	Fuzhou Rongheng Information Technology Co., Ltd. (“Fuzhou Rongheng”) was founded in July 2023 to provide mediation service. In January 2024, the Group, through one of its subsidiaries, purchased 40% of the interest in Fuzhou Rongheng and Fuzhou Rongheng became one of the related parties of the Group thereof.